Financial Information as per operating segments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 2,904,566,454	$ 2,565,556,067	$ 2,711,434,948
Domestic Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,770,814,520	2,448,913,805	2,559,606,624
Exports Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 133,751,934	$ 116,642,262	$ 151,828,324